Prepaids and Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaids and Deposits [Abstract]
Prepaids and Deposits
6.	Prepaids and Deposits

As of June 30, 2025, and December 31, 2024, prepaid and deposits consisted of the following:

	June 30, 2025	December 31, 2024
Prepaid expenses	$753,735	$867,420
Deposits	37,320	1,044
	$791,055	$868,464

6.	Prepaids and Deposits

As of December 31, 2024 and 2023, prepaid and deposits consisted of the following:

	December 31, 2024	December 31, 2023
Prepaid expenses	$867,420	$902,053
Deposits	1,044	-
	$868,464	$902,053